SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - TAX AUDIT SETTLEMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Selling, general and administrative expenses - tax audit settlement gross	$ 5,442,000		$ 6,442,000
Patent dividend scheme amount			3,863,000
R&D tax credits	75,000
Interest credits	1,000,000
Penalties income	273,000
Provision	400,000
Selling, general and administrative expenses - tax audit settlement	0	$ 0	5,042,000
Darnick Company [Member]
Disclosure of products and services [line items]
Payments for CEO Services			1,231,000
Contribution amount in settlement			$ 1,231,000
Repayments of borrowings		$ 177,000
Minimum [Member] | Darnick Company [Member]
Disclosure of products and services [line items]
Increase in settlement amount due to depreciation	1,231,000
Maximum [Member] | Darnick Company [Member]
Disclosure of products and services [line items]
Increase in settlement amount due to depreciation	$ 1,316,000